U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 1, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Wall Street EWM Funds Trust (the “Trust”)
Securities Act Registration No.: 333-173481
Investment Company Registration No.: 811-22548

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, the Trust hereby submits Post-Effective Amendment No. 7 to the Trust’s Registration Statement for the purpose of adding the The Wall Street Fund as a new series of the Trust (the “Fund”).  The Fund is being established as a shell series in connection with the reorganization of Wall Street Fund, Inc., an open-end registered investment company, into the Trust.  Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any non-material information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures